Equity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions			12 Months Ended
	Aug. 25, 2022 shares	Mar. 12, 2018 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2021 $ / shares shares	Jul. 08, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Equity (Details) [Line Items]
Shares authorized			500,000,000		500,000,000	500,000,000
Shares par value (in Dollars per share) | (per share)			¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares outstanding			121,110,000		100,000,000	100,000,000		100,000,000
Ordinary shares issued			121,110,000		100,000,000	100,000,000		100,000,000
Converted ordinary share	11,110,000
Net assets (in Yuan Renminbi) | ¥			¥ 333
Net assets percentage			72.70%
Initial Public Offering [Member]
Equity (Details) [Line Items]
Share issued	5,000,000
Ordinary Shares [Member]
Equity (Details) [Line Items]
Shares authorized		50,000			500,000,000	500,000,000		500,000,000
Shares par value (in Dollars per share) | $ / shares		$ 1				$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued		10,000
Shareholders exchange (in Dollars) | $		$ 10,000
Ordinary shares							100,000,000
Ordinary shares outstanding			121,110,000		100,000,000	100,000,000		100,000,000	100,000,000
Ordinary shares issued					100,000,000	100,000,000
Profit Appropriation and Restricted Net Assets [Member]
Equity (Details) [Line Items]
Statutory reserves percentage			10.00%
Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares issued			121,110,000
Board of Directors [Member] | Ordinary Shares [Member]
Equity (Details) [Line Items]
Shares par value (in Dollars per share) | $ / shares							$ 1
Ordinary shares, issued							10,000